Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, impairment of long-term investments, inventory valuation, useful lives for property and equipment, impairment of long-lived assets and identified intangible assets, pension and uncertain tax liabilities, and contingencies.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, restricted cash, short-term investments and accounts receivable. Cash is deposited with high credit quality financial institutions. For cash equivalents, restricted cash and short-term investments, the Company invests primarily in time deposits at the banks with good credit rating. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, long-term investments, accounts receivable and notes and accounts payable. The carrying amounts approximate the fair value due to the short-term maturity of those instruments. Long-term investments in public company equity securities are measured using the quoted market prices. Long-term investments in private company equity securities are measured at cost with adjustments for observable changes in price or impairments.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not
more than
three
months when purchased to be cash equivalents. Investments with maturities of more than three
months are classified as short-term investments.

Restricted Cash

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash. The deposits are classified as current assets when restricted cash is within a twelve
-month period from the balance sheet date.

Short-term investments

Short-term investment primarily comprises of the time deposits with original maturities between three
months and
one
year. The carrying amounts approximate the fair value due to the short-term maturity of these time deposits.

Inventories

Inventories are stated at the lower of standard cost or net realizable value. The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first
-in,
first
-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Long-term Investments

After the adoption of Accounting Standards Update ("ASU")
2016
-
01
and ASU
2018
-
03
on
January 1, 2018,
long-term investments in listed companies over which the Company does not
exercise significant influence are recorded at fair value, and any changes in fair value are recognized in net income. Prior to the adoption of ASU
2016
-
01
and ASU
2018
-
03,
these investments in listed companies are classified as available-for-sale securities and are recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary. Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Long-term investments, including non-marketable equity investments and interests in venture capital funds, are measured at cost with adjustments for observable changes in price or impairments because those investments in equity securities do not
have readily determinable fair value. Prior to the adoption of ASU
2016
-
01
and ASU
2018
-
03
in
2018,
these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. There were no
indicators noted a need to subsequently account for transition adjustments related to investments in equity securities without a readily determinable fair value when the Company adopts ASU
2016
-
01
and ASU
2018
-
03
in
January 2018.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings -
35
to
50
years, equipment -
3
to
7
years, furniture and fixtures -
3
to
7
years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is
2
to
5
years, and transportation equipment -
5
years.

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may
not
be recoverable. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value. If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Treasury Stock

The Company
may
retire ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. The Company may
also determine
not
to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”). The reissue cost of shares repurchased is determined by the moving average method. A repurchase of ADS is recorded as treasury stock when the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue Recognition

The Company generates revenue primarily from product sales, either directly to a customer or through a distributor. In determining whether a contract exists, the Company evaluates the terms of the arrangement including rights, obligations and payment term, the relationship with the customer or distributor and their ability to pay.

At contract inception, the Company assesses the goods and shipping services promised in its contracts with customers and identifies a single performance obligation that the Company satisfies at a point in time. The Company recognizes product revenue from direct end customers and distributors and when the following events have occurred: (a) the Company has transferred physical possession of the products, (b) the Company has a present right to payment, (c) the customer has legal title to the products, and (d) the customer bears significant risks and rewards of ownership of the products. In accordance with the shipping terms specified in the contracts, these criteria are generally met when the products are shipped from the Company’s vendors (such as the “Ex Works” shipping term) or delivered to the customers’ locations (such as the “Delivered Duty Paid” shipping term). Payment for sales to customers is generally due on standard commercial terms.

The revenue recognized is adjusted based on an analysis of historical data and contractual terms. These adjustments, which are not
material, generally include adjustments for pricing arrangements, product returns and incentives.

In addition, the Company records allowances for accounts receivable that it estimates may
not
be collected. The Company monitors collectability of accounts receivable primarily through review of accounts receivable aging. When collection is at risk, the Company assesses the impact on amounts recorded for bad debts and, if necessary, records a charge in the period such evaluation is made.

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are included as revenue in the consolidated statements of operations and comprehensive income. Shipping and handling costs are charged to cost of sales as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred. These costs were approximately
$922,000,
$779,000,
and
$734,000
in
2018,
2017,
and
2016,
respectively. A portion of these costs was for advertising, which approximately amounted to
$287,000,
$158,000,
and
$236,000
in
2018,
2017
and
2016,
respectively.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Government Grants

Government grants received by the Company to assist with specific research and development activities are recognized as non-operating income. If the Company has an obligation to repay any of the funds provided by government grants regardless of the outcome of the research and development, the Company estimates that obligation and recognizes the amount as a liability.

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not
deemed to be more likely than
not.
Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a
two
-step approach to recognizing and measuring uncertain tax positions. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not
that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second
step is to measure the tax benefit as the largest amount which is more than
50%
likely of being realized upon ultimate settlement.

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods. The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant. The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant.

Foreign Currency Transactions

The functional currency is the local currency of the respective entities. Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar. Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year. The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income (Loss)

Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources
.

Recent Accounting Pronouncements

In
May 2014,
the Financial Accounting Standard Board ("FASB") issued a new standard related to revenue recognition. Under the new standard, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In
August 2015,
the FASB issued an amendment to defer the effective date. The new standard is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted for annual reporting periods beginning after
December 15, 2016.
In
March
and
April 2016,
the FASB issued
two
accounting updates to clarify the implementation guidance on principal versus agent considerations, performance obligations and the licensing. In addition, the FASB issued another accounting update in
May 2016
to address narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition and provides a practical expedient for contract modifications at transition. The new guidance is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application.

The Company adopted the new guidance using the modified retrospective method, as allowed, which would result in recognizing the cumulative effect of initially applying the new guidance to arrangements with customers existing as of
January 1, 2018
as an adjustment to retained earnings at the date of initial application. Under this approach, prior financial information will not
be restated. In the scope of work to implement the recognition and disclosure requirements of the new guidance, the Company included the following main areas: (i) assessment of changes in the timing of revenue recognition, if any; and (ii) inclusion of variable consideration in the transaction price. The Company assessed the impact of the amended standard on existing revenue streams, contracts, transactions, and business practices. Based on procedures performed, the adoption of this new guidance did not
have a material impact on the Company’s revenue recognition practices, on its consolidated financial position and results of operations.

In
January 2016,
the FASB issued an accounting update regarding the subsequent measurement of equity investment. The amendment requires all equity investment to be measured at fair value with changes in the fair value recognized through net income other than those accounted for under equity method of accounting or those that result in consolidation of the investee. The amendment also simplifies the impairment assessment of equity investments without readily determinable fair value by requiring assessment for impairment qualitatively and eliminating the complexity of the other-than-temporary impairment guidance. For financial reporting, the amendment requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, for public company, the amendment eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. This amendment is effective for fiscal years beginning after
December 15, 2017
and early application is prohibited. The most significant impact on the Company’s consolidated financial statements relates to the measurement of equity investments at fair value in its consolidated statements of income. The Company has elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. The Company adopted the amendment beginning on
January 1, 2018.
See Notes
3
 and
8
for further discussions.

In
February 2016,
the FASB issued a new standard regarding leases (Topic
842
). The new standard requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases other than that the entity elects the short-term lease recognition and measurement exemption. Qualitative and quantitative disclosures will be enhanced to better understand the amount, timing and uncertainty of cash flows arising from leases. In
January 2018,
the FASB issued an amendment permits an entity to elect an optional transition practical expedient to not
evaluate under Topic
842
land easements that exist or expired before the entity’s adoption of Topic
842
and that were
not
previously accounted for as leases under Topic
840,
the current standard regarding leases. The guidance is effective for fiscal years beginning after
December 15, 2018,
and early adoption is permitted. The Company adopted the new lease guidance on
January 1, 2019
and the Company recorded ROU assets and lease liabilities of approximately
$1.2
million, which represent the present value of the remaining minimum rental payments for its outstanding leases as of
January 1, 2019.
The adoption of this guidance did
not
have a material impact on its consolidated statements of operations as the Company meets the requirements to account for these leases as operating leases and will continue to recognize lease expenses on a straight-line basis over the lease terms.

In
March 2016,
the FASB issued an accounting update to simplify several aspects of the accounting for share-based payment award transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendment is effective for fiscal years beginning after
December 15, 2016,
and earlier adoption is permitted. The adoption of this amendment did not
have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
June 2016,
the FASB issued an accounting update to amend the guidance on the impairment of financial instruments that are not
measured at fair value through profit and loss. The amendment introduces a current expected credit loss ("CECL") model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. The amendment is effective for fiscal years beginning after
December 15, 2019,
and earlier adoption is permitted as of the fiscal years beginning after
December 15, 2018.
The adoption of the amendments is
not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures. .

In
August 2016,
the FASB issued an accounting update to clarify the following eight
cash flow classification issues: (
1
) debt prepayment or debt extinguishment costs, (
2
) settlement of
zero
-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, (
3
) contingent consideration payments made after the acquisition date of a business combination, (
4
) proceeds received from the settlement of insurance claims, (
5
) proceeds received from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (
6
) distributions received from equity method investees, (
7
) beneficial interests in securitization transactions, and (
8
) separately identifiable cash flows and application of the predominance principle. The amendment is an improvement to reduce the current and potential future diversity in practice. The amendment is effective for fiscal years beginning after
December 15, 2017,
and earlier adoption is permitted. In addition, the amendment should be applied using a retrospective transition method to each period presented. The adoption of the amendments did not
have a material impact on the Company’s statement of cash flows.

In
November 2016,
the FASB issued an accounting update related to the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment requires restricted cash or restricted cash equivalents should be included with cash and cash equivalent when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendment is effective for fiscal years beginning after
December 15, 2017,
and early adoption is permitted. The Company adopted the standard on
January 1, 2018
and applied the guidance retrospectively to all periods presented. The adoption of the amendments did not
have a material impact on the Company’s statement of cash flows.

In
March 2017,
the FASB issued an accounting update to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost. The amendment requires that an entity disaggregates the service cost component from the other components of net benefit cost and present the service cost component with other current compensation costs for related employees in the income statement. The amendment also requires an entity presents the other components elsewhere in the income statement and outside of income from operation if such subtotal is presented and allow only the service cost component of net benefit cost to be eligible for capitalization. The amendment is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted. The amendment should be applied retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the income statement and prospectively, on and after the effective date, for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The amendment allows for a practical expedient that permits an entity to use the amounts disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. The Company intends not
to apply the practical expedient for apply the retrospective presentation requirements. The adoption of this amendment did not
have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
May 2017,
the FASB issued an accounting update to provide clarity and reduce both (
1
) diversity in practice and (
2
) cost and complexity when applying the guidance in Topic
718,
Compensation - Stock Compensation, to a change in the terms or conditions of a share-based payment award. Under the amendment, modification accounting is required to be applied unless all of the following are the same immediately before and after the change: (
1
) the award’s fair value (or calculated value or intrinsic value, if those measurement methods are used); (
2
) the award’s vesting conditions; and (
3
) the award’s classification as an equity or liability instrument. The amendment is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted. The amendment should be applied prospectively to an award modified on or after the adoption date. The adoption of this amendment did not
have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
February 2018,
the FASB issued an accounting update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendment eliminates the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendment only relates to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not
affected. The amendment is effective for fiscal years beginning after
December 15, 2018
and early adoption is permitted. The amendment should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In
February 2018,
the FASB issued an accounting update to clarify certain aspects of the guidance issued in ASU
2016
-
01.
(
1
) An entity measuring an equity security using the measurement alternative may
change its measurement approach to a fair value method in accordance with Topic
820,
Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issuer. Once an entity makes this election, the entity should measure all future purchases of identical or similar investments of the same issuer using a fair value method in accordance with Topic
820.
(
2
) Adjustments made under the measurement alternative are intended to reflect the fair value of the security as of the date that the observable transaction for a similar security took place. (
3
) Remeasuring the entire value of forward contracts and purchased options is required when observable transactions occur on the underlying equity securities. (
4
) When the fair value option is elected for a financial liability, the guidance in paragraph
825
-
10
-
45
-
5
should be applied, regardless of whether the fair value option was elected under either Subtopic
815
-
15,
Derivatives and Hedging—Embedded Derivatives, or
825
-
10,
Financial Instruments—Overall. (
5
) Financial liabilities for which the fair value option is elected, the amount of change in fair value that relates to the instrument specific credit risk should first
be measured in the currency of denomination when presented separately from the total change in fair value of the financial liability. Then, both components of the change in the fair value of the liability should be remeasured into the functional currency of the reporting entity using end-of-period spot rates. (
6
) The prospective transition approach for equity securities without a readily determinable fair value in the amendments in Update
2016
-
01
is meant only for instances in which the measurement alternative is applied. The amendments are effective for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years beginning after
June 15, 2018.
All entities
may
early adopt these amendments for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years, as long as they have adopted Update
2016
-
01.
The adoption of this amendment did
not
have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures

In
June 2018,
the FASB issued an accounting update to simplify the accounting for nonemployee share-based payments by clarifying and improving the areas of the overall measurement objective, measurement date, and awards with performance conditions. This amendment is effective for fiscal years beginning after
December 15, 2018.
Early adoption is permitted, but
no
earlier than an entity’s adoption date of Topic
606.
The adoption of this amendment is
not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures

In
August 2018,
the FASB issued an accounting update to amend fair value measurement disclosure requirements to eliminate, add and modify certain disclosures to improve the effectiveness of such disclosure in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each entity’s financial statements. The amendments removed the disclosure requirements for transfers between Levels
1
and
2
of the fair value hierarchy, the policy for timing of transfers between levels of the fair value hierarchy and the valuation processes for Level
3
fair value measurements. Additionally, the amendments modified the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level
3
fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level
3
measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This amendment is effective for annual periods beginning after
December 15, 2019.
Early adoption is permitted. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
August 2018,
the FASB issued an accounting update to modify the disclosure requirements by removing, modifying and clarifying disclosures related to defined benefit plans. This amendment modified the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Certain disclosure requirements have been removed while the following disclosure requirements have been added: the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates and an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. The amendment also clarified the disclosure requirements in paragraph
715
-
20
-
50
-
3,
which stated that the following information for defined benefit pension plans should be disclosed: The projected benefit obligation (“PBO”) and fair value of plan assets for plans with PBOs in excess of plan assets and the accumulated benefit obligation (“ABO”) and fair value of plan assets for plans with ABOs in excess of plan assets. The amendment is effective for fiscal years ending after
December 15, 2020.
Early adoption is permitted. The amendments should be applied on a retrospective basis to all periods presented. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
August 2018,
the FASB issued an accounting update to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendment also requires the entity to present capitalized implementation costs and the related amortization in the same line item in the balance sheet, income statement, and statement of cash flows presentation of capitalized implementation costs and the related amortization should align with the presentation of the hosting (service) element of the arrangement. The amendment is effective for fiscal years beginning after
December 15, 2019.
Early adoption is permitted. The amendment should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures

In
November 2018,
the FASB issued an accounting update to clarify that certain transactions between participants in a collaborative arrangement should be accounted for under ASC Topic
606
when the counterparty is a customer. In addition, this amendment precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not
a customer for that transaction. This amendment is effective for fiscal years beginning after
December 15, 2019.
Early adoption is permitted. This amendment is required to be applied retrospectively to the date when ASC Topic
606
initially adopted. The adoption of this amendment is
not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.